Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 0	$ 49
Asset-backed securities designated at FVTPL	0	4
Deposits designated at FVTPL	26,802	18,530
Derivative instrument liabilities	391	750
Other liabilities designated at FVTPL	22	51
Other financial liabilities measured at fair value	102	113
Loans designated at FVTPL	$ 205	$ 332